COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 11 — COMMITMENTS AND CONTINGENCIES
Litigation
In the ordinary course of business, the Company may become subject to litigation and claims. The Company is not aware of any material pending legal proceedings, other than ordinary routine litigation incidental to the Company’s business, to which the Company is a party or of which the Company’s properties are the subject.
Unfunded Commitments
As of June 30, 2021, the Company had $108.3 million of unfunded commitments related to its existing CRE loans held-for-investment.
These commitments are not reflected in the accompanying condensed consolidated balance sheet.
Unsettled Broadly Syndicated Loans
As of June 30, 2021, the Company had $43.2 million of unsettled broadly syndicated loan acquisitions, $
35.1
 million of which settled subsequent to June 30, 2021. Additionally, the Company had $10.4 million of unsettled broadly syndicated loan sales, $6.6 million of which settled subsequent to June 30, 2021. Unsettled acquisitions are included in cash and cash equivalents in the accompanying condensed consolidated balance sheet.

Environmental Matters
In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. In addition, the Company may own or acquire certain properties that are subject to environmental remediation. Generally, the seller of the property, the tenant of the property and/or another third party is responsible for environmental remediation costs related to a property. Additionally, in connection with the purchase of certain properties, the respective sellers and/or tenants may agree to indemnify the Company against future remediation costs. The Company also carries environmental liability insurance on its properties that provides limited coverage for any remediation liability and/or pollution liability for third-party bodily injury and/or property damage claims for which the Company may be liable. The Company is not aware of any environmental matters which it believes are reasonably likely to have a material effect on its results of operations, financial condition or liquidity.

NOTE 11 — COMMITMENTS AND CONTINGENCIES
Litigation
In the ordinary course of business, the Company may become subject to litigation and claims. The Company is not aware of any material pending legal proceedings, other than ordinary routine litigation incidental to the Company’s business, to which the Company is a party or of which the Company’s properties are the subject.

Unfunded Commitments
As of December 31, 2020, the Company had $169.1 million of unfunded commitments related to its existing CRE loans held-for-investment. These commitments are not reflected in the accompanying consolidated balance sheet.
Unsettled Broadly Syndicated Loans
As of December 31, 2020, the Company had $41.0 million of unsettled broadly syndicated loan acquisitions and $2.6 million of unsettled broadly syndicated loan sales, none of which settled subsequent to December 31, 2020. Unsettled acquisitions are included in cash and cash equivalents in the accompanying consolidated balance sheet.
Environmental Matters
In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. In addition, the Company may own or acquire certain properties that are subject to environmental remediation. Generally, the seller of the property, the tenant of the property and/or another third party is responsible for environmental remediation costs related to a property. Additionally, in connection with the purchase of certain properties, the respective sellers and/or tenants may agree to indemnify the Company against future remediation costs. The Company also carries environmental liability insurance on its properties that provides limited coverage for any remediation liability and/or pollution liability for third-party bodily injury and/or property damage claims for which the Company may be liable. The Company is not aware of any environmental matters which it believes are reasonably likely to have a material effect on its results of operations, financial condition or liquidity.